Credit Facilities - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2025 CAD ($) Rate	Dec. 19, 2025 USD ($)	Dec. 18, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Apr. 01, 2024
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on credit facilities	105.205%	105.205%				7.50%
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 750.0	$ 750	$ 1,100
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 50
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 700
Long-Term Notes And Credit Facilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on credit facilities	6.70%	6.70%			7.60%
Baytex
Disclosure of detailed information about borrowings [line items]
Borrowings, outstanding letters of credit		$ 4.4			$ 5.8